Amount due to director (Details Narrative)	Jun. 30, 2025 USD ($)
AmountDueToDirectorLineItems [Line Items]
Original loan	$ 800,000
Maximum [Member]
AmountDueToDirectorLineItems [Line Items]
Original loan	$ 1,000,000